INTANGIBLE ASSETS AND GOODWILL	6 Months Ended
Jun. 30, 2022
INTANGIBLE ASSETS AND GOODWILL
Intangible Assets And Goodwill

9. INTANGIBLE ASSETS AND GOODWILL

A continuity of intangible assets for the six months ended June 30, 2022 is as follows:

In Thousands of United States dollars	License	Customer Relationships	Trademarks and Brands	Patents	Non-Compete Agreements	Goodwill	Total
Cost
At December 31, 2021	$610	$1,759	$2,211	$4,300	$1,190	$20,054	$30,124
Acquired through business combinations (Note 8)	-	1,160	3,357	240	-	24,869	29,626
Impairment	-	-	-	-	-	(16,000)	(16,000)
At June 30, 2022	$610	$2,919	$5,568	$4,540	$1,190	$28,923	$43,750

Accumulated Amortization
At December 31, 2021	$129	$26	$35	$48	$66	$-	$304
Additions	82	169	306	297	198	-	1,052
At June 30, 2022	$211	$195	$341	$345	$264	$-	$1,356

Foreign Currency translation	(18)	-	(21)	-	-	(257)	(296)
Net book value at June 30, 2022	$381	$2,724	$5,206	$4,195	$926	$28,666	$42,098

The Company’s intangible asset additions in 2022 primarily consist of assets acquired as part of the February 2022 purchase of JustCBD (Note 8). Information regarding the significant JustCBD intangible assets within the indicated categories of the table above is as follows as at June 30, 2022:

•	Tradenames: carrying amount $3.2 million with 92 to 104 months of remaining amortization periods
•	Customer relationships: carrying amount $1.1 million with 56 to 80 months of remaining amortization periods
•	Know-how: carrying amount $0.2 million with 32 months of remaining amortization period

The Company’s goodwill is assigned to the following cash generating units (“CGU’s”) as at June 30, 2022:

In Thousands of United States dollars	Pharmaceuticals and nutraceuticals	Vessel	JustCBD	Total
As at December 31, 2021	$379	$19,675	$-	$20,054
Acquired through business combinations (Note 8)	-	-	24,612	24,612
Impairment	-	(16,000)	-	(16,000)
As at June 30, 2022	$379	$3,675	$24,612	$28,666